Taxation - Additional Information (Detail) ¥ in Thousands, $ in Millions				12 Months Ended
	Apr. 01, 2018 HKD ($)	Mar. 31, 2018	Jan. 01, 2018	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disclosure Of Reconciliation of Income Tax (expenses)Benefits [Line Items]
Deferred income tax liability | ¥				¥ 0
Total unrecorded tax losses carry forwards | ¥				¥ 203,812	¥ 97,352
Bottom of range [member]
Disclosure Of Reconciliation of Income Tax (expenses)Benefits [Line Items]
Withholding tax			5.00%
Top of range [member]
Disclosure Of Reconciliation of Income Tax (expenses)Benefits [Line Items]
Withholding tax			10.00%
HONG KONG
Disclosure Of Reconciliation of Income Tax (expenses)Benefits [Line Items]
Applicable tax rate		16.50%
provision for income tax				0.00%	0.00%
Average effective tax rate				0.00%	0.00%
HONG KONG | first HK$2 million
Disclosure Of Reconciliation of Income Tax (expenses)Benefits [Line Items]
Applicable tax rate	8.25%
Assessable profits | $	$ 2
HONG KONG | excess of HK$2 million
Disclosure Of Reconciliation of Income Tax (expenses)Benefits [Line Items]
Applicable tax rate	16.50%
Assessable profits | $	$ 2
PRC
Disclosure Of Reconciliation of Income Tax (expenses)Benefits [Line Items]
Average effective tax rate				25.00%	25.00%
CHINA
Disclosure Of Reconciliation of Income Tax (expenses)Benefits [Line Items]
Average effective tax rate				25.00%